Columbia Cornerstone Growth Fund
Third Quarter Report
April 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Cornerstone Growth Fund, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 14.2%
Entertainment 3.0%
Netflix, Inc.(a)	1,664,423	155,806,637
TKO Group Holdings, Inc.	218,962	40,746,638
Total		196,553,275
Interactive Media & Services 11.2%
Alphabet, Inc., Class A	1,096,868	422,074,807
Alphabet, Inc., Class C	98,277	37,535,917
Meta Platforms, Inc., Class A	423,355	259,055,158
Total		718,665,882
Total Communication Services		915,219,157
Consumer Discretionary 12.4%
Automobiles 1.4%
Tesla, Inc.(a)	234,842	89,622,752
Broadline Retail 5.0%
Amazon.com, Inc.(a)	1,225,432	324,813,006
Hotels, Restaurants & Leisure 3.7%
DraftKings, Inc., Class A(a)	2,016,143	47,016,455
Expedia Group, Inc.	280,037	69,552,790
Hilton Worldwide Holdings, Inc.	196,158	63,568,923
Royal Caribbean Cruises Ltd.	227,320	59,957,923
Total		240,096,091
Specialty Retail 2.3%
Gap, Inc. (The)	2,251,618	55,367,287
TJX Companies, Inc. (The)	582,360	91,284,930
Total		146,652,217
Total Consumer Discretionary		801,184,066
Consumer Staples 3.0%
Consumer Staples Distribution & Retail 2.3%
Costco Wholesale Corp.	142,781	144,855,608
Household Products 0.7%
Colgate-Palmolive Co.	536,177	45,768,069
Total Consumer Staples		190,623,677
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.5%
Banks 2.1%
Bank of America Corp.	1,502,570	80,327,392
Citigroup, Inc.	437,376	55,975,381
Total		136,302,773
Capital Markets 0.7%
Goldman Sachs Group, Inc. (The)	48,808	45,087,366
Financial Services 2.7%
Visa, Inc., Class A	524,199	172,901,798
Total Financials		354,291,937
Health Care 8.1%
Biotechnology 2.9%
Argenx SE, ADR(a)	37,358	29,203,496
Insmed, Inc.(a)	399,807	54,505,688
Revolution Medicines, Inc.(a)	255,336	36,799,024
Vertex Pharmaceuticals, Inc.(a)	146,039	62,414,148
Total		182,922,356
Health Care Equipment & Supplies 0.9%
Intuitive Surgical, Inc.(a)	128,298	58,710,448
Health Care Providers & Services 0.5%
Guardant Health, Inc.(a)	371,684	32,366,243
Life Sciences Tools & Services 0.6%
Illumina, Inc.(a)	300,259	38,054,826
Pharmaceuticals 3.2%
Eli Lilly & Co.	221,919	207,405,497
Total Health Care		519,459,370
Industrials 5.9%
Aerospace & Defense 1.6%
Arxis, Inc.(a)	503,963	17,638,705
General Dynamics Corp.	134,678	46,369,635
Karman Holdings, Inc.(a)	527,577	35,864,685
Total		99,873,025
Commercial Services & Supplies 0.7%
Cintas Corp.	254,351	44,437,663

Columbia Cornerstone Growth Fund  | 2026

Portfolio of Investments  (continued)
Columbia Cornerstone Growth Fund, April 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.5%
Eaton Corp. PLC	142,358	61,642,437
Vertiv Holdings Co.	299,979	98,540,102
Total		160,182,539
Ground Transportation 1.1%
Uber Technologies, Inc.(a)	981,054	73,196,439
Total Industrials		377,689,666
Information Technology 49.2%
Communications Equipment 1.8%
Arista Networks, Inc.(a)	681,808	117,755,060
Electronic Equipment, Instruments & Components 0.8%
TE Connectivity PLC	237,991	50,373,175
Semiconductors & Semiconductor Equipment 22.9%
Advanced Micro Devices, Inc.(a)	342,218	121,312,859
Broadcom, Inc.	926,134	386,596,115
Micron Technology, Inc.	147,668	76,367,983
NVIDIA Corp.	4,462,159	890,513,072
Total		1,474,790,029
Software 13.4%
Crowdstrike Holdings, Inc., Class A(a)	213,579	95,202,839
Microsoft Corp.	1,410,383	575,125,980
Palantir Technologies, Inc., Class A(a)	243,811	33,916,548
Palo Alto Networks, Inc.(a)	528,453	94,762,192
ServiceNow, Inc.(a)	669,937	59,162,136
Total		858,169,695
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 10.3%
Apple, Inc.	2,439,034	661,831,876
Total Information Technology		3,162,919,835
Real Estate 1.1%
Specialized REITs 1.1%
Equinix, Inc.	66,019	71,487,354
Total Real Estate		71,487,354
Total Common Stocks (Cost $2,391,123,660)		6,392,875,062

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.810%(b),(c)	40,235,170	40,219,076
Total Money Market Funds (Cost $40,225,984)		40,219,076
Total Investments in Securities (Cost: $2,431,349,644)		6,433,094,138
Other Assets & Liabilities, Net		(818,394)
Net Assets		6,432,275,744
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at April 30, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Research Enhanced Core ETF
	18,932,875	—	(17,923,992)	(1,008,883)	—	—	2,248,655	—	—
Columbia Short-Term Cash Fund, 3.810%
	27,881,905	423,119,792	(410,776,703)	(5,918)	40,219,076	—	(4,444)	1,024,236	40,235,170
Total	46,814,780			(1,014,801)	40,219,076	—	2,244,211	1,024,236
Columbia Cornerstone Growth Fund  | 2026

Portfolio of Investments  (continued)
Columbia Cornerstone Growth Fund, April 30, 2026 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Cornerstone Growth Fund  | 2026

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT174_(06/26)